As filed with the Securities and Exchange Commission on June 8, 2007

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-3802

                          LEHMAN BROTHERS INCOME FUNDS
                          ----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

       Peter E. Sundman, Chairman of the Board and Chief Executive Officer
                          Lehman Brothers Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and Addresses of agents for service)


Date of fiscal year end: March 31, 2007

Date of reporting period: March 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS


[LOGO] LEHMAN BROTHERS ASSET MANAGEMENT

Neuberger Berman
Government Money Fund





Annual Report
March 1, 2007

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Contents


     THE FUND

     Chairman's Letter ...................................................1

     PORTFOLIO COMMENTARY/MATURITY DIVERSIFICATION

     Neuberger Berman Government Money Fund...............................2

     Fund Expense Information.............................................6

     FINANCIAL STATEMENTS.................................................8

     FINANCIAL HIGHLIGHTS/PER SHARE DATA.................................16

     Report of Independent Registered Public Accounting Firm.............18

     THE MASTER SERIES

     SCHEDULE OF INVESTMENTS.............................................19

     FINANCIAL STATEMENTS................................................21

     FINANCIAL HIGHLIGHTS................................................26

     Report of Independent Registered Public Accounting Firm.............28

     Directory...........................................................29

     Trustees and Officers...............................................30

     Proxy Voting Policies and Procedures................................39

     Quarterly Portfolio Schedule........................................39

     Board Consideration of the Management and Sub-Advisory Agreements...39

--------------------------------------------------------------------------------
Neuberger Berman Management Inc." and the individual Fund name in this report are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2007 Neuberger Berman Management Inc. All rights reserved.
(C)2007 Lehman Brothers Asset Management LLC. All rights reserved.

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Chairman's Letter

Dear Shareholder,

I am pleased to present to you this annual report for the Neuberger Berman Government Money Fund for the period from November 1, 2006 through March 31, 2007. The report includes portfolio commentary, a listing of the Fund's investments, and the audited financial statements for the reporting period.

After two final 25 basis point increases through June 2006, the Federal Reserve paused in the policy of monetary tightening it had been pursuing since June of 2004. The Fed has kept the Fed Funds rate at 5.25% at each of it's meetings from June 2006 through March 2007. The central bank continues to articulate concerns about inflation; it has noted that it will look to future data releases to assess the impact of past rate increases in containing inflation and engineering a soft landing for the economy. This will determine whether, in the view of the Fed, further increases will be necessary or if rates can be reduced.

The Fund performed admirably and as expected throughout the period. Our investment strategy combines a distinct process for interest rate risk management with dedicated credit research to build a portfolio of high-quality securities that seeks to respond quickly to changes in interest rates without sacrificing yield.

As always, we intend to proceed with caution to protect our clients' principal and maintain daily liquidity and diversification.

Sincerely,

/s/ Peter Sundman

PETER SUNDMAN
CHAIRMAN OF THE BOARD
NEUBERGER BERMAN GOVERNMENT MONEY FUND

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Neuberger Berman Government Money Fund
Portfolio Commentary

We are pleased to report that the Neuberger Berman Government Money Fund Investor Class delivered positive returns and outperformed the iMoneyNet, Inc. Money Fund Report Government & Agencies Retail Average during the period from November 1, 2006 through March 31, 2007.

The combination of slower economic growth and a pause in the Fed's two-year tightening campaign led to a rally in bonds that began in the third quarter of calendar 2006, with the market delivering its best quarterly total return in four years and the fifth best in the last 10 years,* as average yields on the 10-year Treasury declined roughly 40 basis points between October and December 2006. The Fed continued its pause into the first quarter of 2007, removing language reflecting its tightening bias from its March 21 statement. This is a significant shift and suggests board members may be a bit more sanguine with respect to moderating economic prospects.

During the reporting period, investors were focused on issues including strains in the U.S. sub-prime mortgage market, inflationary pressures, and a vibrant U.S. employment picture. In recent months, there has been considerable anxiety surrounding the sub-prime mortgage market as delinquencies and foreclosures continue to climb. However, employment figures remain benign as monthly non-farm payrolls for the first quarter of 2007 averaged gains of 152,000 and the unemployment rate dropped to 4.4% in March. The Core Personal Consumption Expenditures (PCE) Price Index, policy makers' preferred measure of inflation--increased to an annualized rate of 2.4% in February. This is above Fed officials' well known "comfort" level.

Looking forward, we expect the Fed to leave rates unchanged in the short term as it assesses the macroeconomic impact of a housing led slowdown on the broader economy. Inherent problems persist in the sub-prime sector but it is unclear whether these problems will move into the prime market. And although inflation remains stubbornly high, we feel that the Fed will be hard-pressed to raise short-term rates, despite board members' stated willingness to do so. Ultimately, we anticipate that the next move by the Fed will be to take rates lower, or to take no action and remain neutral. In the interim, we anticipate that rates will be limited to a trading range as the market and the Fed digest incoming data. We will seek to capitalize on pockets of interest rate volatility in order to provide consistent and secure returns to our shareholders.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE FUND ARE SUBJECT TO CHANGE. INVESTMENT RETURN WILL FLUCTUATE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

* As measured by Lehman Brothers U.S. Aggregate Index.

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Neuberger Berman Government Money Fund

For the five months ending on March 31, 2007, the Neuberger Berman Government Money Fund returned 2.01% compared to the iMoneyNet Money Fund Report Government & Agencies Retail Average's 1.90%. The Fund closed the period with a 4.86% seven-day current yield and a 4.98% seven-day effective yield; this more closely reflects current earnings than the six-month or one-year figures.

Sincerely,

/s/ John C. Donohue

/s/ Scott Riecke

JOHN C. DONOHUE AND SCOTT F. RIECKE
PORTFOLIO CO-MANAGERS

GOVERNMENT MASTER SERIES
----------------------------------------
Maturity Diversification (% by Maturity)

 1 - 7 Days                        36.4%
 8 - 30 Days                       31.1
 31 - 90 Days                      14.1
 91 - 180 Days                     14.7
 181+ Days                          3.7
----------------------------------------

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Endnotes

1 Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Investor Class of the Fund through 10/31/2010, so that the total annual operating expenses of that class are limited to 0.45% of average net assets. The Fund has contractually undertaken to reimburse Management for the excess expenses paid by Management, provided the reimbursements do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the period ended March 31, 2007, there was no reimbursement of expenses by Management to the Fund.

2 "Current yield" of a money market fund refers to the income generated by an investment in a Fund over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is not a guarantee of future results.

3 Unaudited performance data current to the most recent month-end are available at www.nb.com.

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Glossary of Indices

The iMoneyNet Money Fund       Measures the performance of retail money market
Report Government &            mutual funds which invest in obligations of the
Agencies Retail Average:       U.S. Treasury (T-Bills), repurchase agreements,
                               or U.S. Government Agency securities.

Lehman Brothers U.S.           An unmanaged index that represents the U.S.
Aggregate Index:               domestic investment grade bond market. It is
                               comprised of the Lehman Brothers
                               Government/Corporate Bond Index, Mortgage-Backed
                               Securities Index, and Asset-Backed Securities
                               Index, including securities that are of
                               investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

Please note that indices do not take into account any fees and expenses or any tax consequences of investing in the individual securities that they track and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Funds may invest in securities not included in the above-described indices.

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Information About Your Fund's Expenses

This table is designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include the fund's proportionate share of expenses of its corresponding portfolio, administrative service fees and other expenses. The following examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table illustrates the fund's costs in two ways:

Actual Expenses and            The first section of the table provides
Performance:                   information about actual account values and
                               actual expenses in dollars, based on the fund's actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example           The second section of the table provides
for Comparison Purposes:       information about hypothetical account values
                               and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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Expense Information As of 3/31/07 (Unaudited)

NEUBERGER BERMAN GOVERNMENT MONEY FUND

                                                  Expenses Paid During
                 Beginning Account Ending Account     the Period*      Expense
Actual            Value 11/01/06   Value 3/31/07   11/01/06 - 3/31/07   Ratio
------------------------------------------------------------------------------
Investor Class       $1,000.00       $1,024.10           $1.97          .47%

Hypothetical (5% annual return before expenses)**
------------------------------------------------------------------------------
Investor Class       $1,000.00       $1,018.87           $1.97          .47%

* Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 152/365 (to reflect the period shown of November 1, 2006 to March 31, 2007). The fund's expense ratio includes its proportionate share of the expenses of its corresponding master series.

**Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent period divided by 365.


--------------------------------------------------------------------------------

Statement of Assets and Liabilities

Neuberger Berman Income Funds

(000's omitted except per share amounts)

                                                                      Government
                                                                      Money Fund
                                                                  --------------
                                                                  March 31, 2007

Assets
Investment in corresponding Master Series, at value (Note A)            $265,909
Receivable for Fund shares sold                                                5
Prepaid expenses and other assets                                              3
                                                                  --------------
Total Assets                                                             265,917
                                                                  --------------

Liabilities
Distributions payable                                                        925
Payable for Fund shares redeemed                                              11
Payable to administrator (Note B)                                             65
Accrued expenses and other payables                                           61
                                                                  --------------
Total Liabilities                                                          1,062
                                                                  --------------
Net Assets at value                                                     $264,855
                                                                  --------------

Net Assets consist of:
Paid-in capital                                                         $264,889
Undistributed net investment income (loss)                                    --
Accumulated net realized gains (losses) on investments                       (34)
                                                                  --------------
Net Assets at value                                                     $264,855
                                                                  --------------
Shares Outstanding ($.001 par value; unlimited shares authorized)
Investor Class                                                           264,889
                                                                  --------------
Net Asset Value, offering and redemption price per share
Investor Class                                                             $1.00
                                                                  --------------

See Notes to Financial Statements

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Statement of Operations

Neuberger Berman Income Funds

(000's omitted)

                                                                             GOVERNMENT MONEY FUND
                                                                      -----------------------------------
                                                                            Period from
                                                                       November 1, 2006        Year Ended
                                                                      to March 31, 2007  October 31, 2006
Investment Income
Investment income from corresponding Master Series (Note A)                      $1,271               $--
Expenses from corresponding Master Series (Notes A & B)                             (27)               --
                                                                      -----------------  ----------------
Net investment income from corresponding Master Series                            1,244                --
Interest income-unaffiliated issuers (Note A)                                     5,165            17,179
                                                                      -----------------  ----------------
Total Income                                                                      6,409            17,179

Expenses:
Investment management fees (Note B)                                                  98               364
Administration fees (Note B)                                                        330               984
Shareholder servicing agent fees                                                     25                63
Audit fees                                                                           18                37
Custodian fees (Note B)                                                              35               117
Insurance expense                                                                     1                18
Legal fees                                                                           14                38
Registration and filing fees                                                         16                33
Shareholder reports                                                                  12                25
Trustees' fees and expenses                                                           7                29
Miscellaneous                                                                        10                26
                                                                      -----------------  ----------------
Total expenses                                                                      566             1,734

Investment management fees waived (Notes A & B)                                     (20)              (73)
Expenses reduced by custodian fee expense offset arrangement (Note B)                (2)               (6)
                                                                      -----------------  ----------------
Total net expenses                                                                  544             1,655
                                                                      -----------------  ----------------
Net investment income (loss)                                                      5,865            15,524
                                                                      -----------------  ----------------

Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss)
 On sales of investment securities of unaffiliated issuers                           (7)              (10)
Net gain (loss) on investments                                                       (7)              (10)
                                                                      -----------------  ----------------
Net increase (decrease) in net assets resulting from operations                  $5,858           $15,514
                                                                      -----------------  ----------------

See Notes to Financial Statements

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Statement of Changes in Net Assets

Neuberger Berman Income Funds

(000's omitted)

                                                                     GOVERNMENT MONEY FUND
                                                     -----------------------------------------------------
                                                           Period from
                                                      November 1, 2006        Year Ended        Year Ended
                                                     to March 31, 2007  October 31, 2006  October 31, 2005
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                    $5,865           $15,524            $9,987
Net realized gain (loss) on investments                             (7)              (10)               (2)
Net increase (decrease) in net assets resulting
from operations                                                  5,858            15,514             9,985

Distributions to Shareholders From (Note A):
Net investment income                                           (5,865)          (15,524)           (9,987)

From Fund Share Transactions (Note D):
Proceeds from shares sold                                      334,335           740,009           726,079
Proceeds from reinvestment of dividends
and distributions                                                1,131             2,441             1,388
Payments for shares redeemed                                  (366,508)         (855,804)         (772,915)
Net increase (decrease) from Fund share transactions           (31,042)         (113,354)          (45,448)
Net Increase (Decrease) in Net Assets                          (31,049)         (113,364)          (45,450)

Net Assets:
Beginning of period                                            295,904           409,268           454,718
End of period                                                 $264,855          $295,904          $409,268
Undistributed net investment income (loss)
at end of period                                                   $--               $--               $--

See Notes to Financial Statements

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Notes to Financial Statements Income Funds


Note A--Summary of Significant Accounting Policies:

1 GENERAL: Neuberger Berman Government Money Fund ("Government Money") (the "Fund") is a separate operating series of Neuberger Berman Income Funds (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. The Fund offers Investor Class shares. The Board of Trustees of the Trust (the "Board") may establish additional series or classes of shares without the approval of shareholders.

    On February 28, 2007, Government Money converted from a single-fund structure to a "master-feeder" structure. Under the master-feeder structure, rather than investing directly in securities, the Fund is a "feeder fund," meaning that it invests in a corresponding "master series." The master series in turn invests in securities, using the strategies described in the Fund's prospectus.

    The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

    The Fund seeks to achieve its investment objective by investing all of its net investable assets in a Master Series of Institutional Liquidity Trust, Government Master Series (the "Master Series") (commencement of operations December 18, 2006) that has an investment objective identical to, and a name similar to, that of the Fund. The value of the Fund's investment in the Master Series reflects the Fund's proportionate interest in the net assets of the Master Series (34.54% at March 31, 2007). The performance of the Fund is directly affected by the performance of the Master Series. The financial statements of the Master Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share. The Fund complies with Rule 2a-7 of the 1940 Act.

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 FUND VALUATION: The Fund records its investment in the Master Series at value. Investment securities held by the Master Series are valued as indicated in the notes following the Master Series' Schedule of Investments. Prior to February 28, 2007, investments in securities were valued at amortized cost, which approximated U.S. federal income tax cost.

3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Prior to February 28, 2007, the Fund recorded securities transactions on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, was recorded on the accrual basis. Realized gains and losses from securities transactions were recorded on the basis of identified cost and stated separately in the Statement of Operations.

4 INCOME TAX INFORMATION: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

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    Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Master Series, timing differences and differing characterization of distributions made by the Fund as a whole.

    As determined on March 31, 2007, there were no permanent differences resulting from different book and tax accounting.

    The tax character of distributions paid during the period ended March 31, 2007, and the years ended October 31, 2006 and October 31, 2005 were as as follows:

    Distributions Paid From:


             Taxable Income                               Total
---------------------------------------- ----------------------------------------
For the Period For the Year For the Year For the Period For the Year For the Year
    Ended         Ended        Ended         Ended         Ended        Ended
  March 31,    October 31,  October 31,    March 31,    October 31,  October 31,
     2007          2006         2005          2007          2006         2005

  $5,864,940   $15,523,659   $9,987,018    $5,864,940   $15,523,659   $9,987,018


    As of March 31, 2007, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:


                      Undistributed     Loss
                        Ordinary    Carryforwards
                         Income     and Deferrals  Total

                        $925,111      $(33,787)   $891,324


    The difference between book and tax basis distributable earnings is attributable primarily to timing differences of distribution payments and capital loss carryforwards.

    To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. As determined on March 31, 2007, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:


                                 Expiring in:
                         -----------------------------
                         2012     2013   2014    2015

                         $14,846 $2,086 $10,498 $6,357


5 DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of expenses, daily on its investment in the Master Series. It is the policy of the Fund to declare distributions from net investment income on each business day; such distributions are paid or reinvested monthly. Distributions from net realized capital gains, if any, will be made annually. Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

6 EXPENSE ALLOCATION: Certain expenses are applicable to multiple funds. Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributed to the Fund are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to the Fund or the Trust, are allocated among the Fund and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

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7   OTHER: All net investment income and realized and unrealized capital gains and losses of the Master Series are allocated pro rata among its respective funds and any other investors in the Master Series, if any.

8 INDEMNIFICATIONS: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

    The Fund retains Management as its administrator under an Administration Agreement. The Investor Class of the Fund pays Management an administration fee at the annual rate of 0.27% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

    Prior to February 28, 2007, the Fund directly retained Management as its investment manager under a Management Agreement. The Fund paid Management a fee for investment management services at the annual rate of 0.10% of the Fund's average daily net assets. Management voluntarily waived 0.02% of the average daily net assets, which amounted to $19,651 for the period ended February 28, 2007. Effective March 1, 2007, the Fund indirectly pays for investment management services through its investment in the Master Series at the annual rate of 0.08% of the average daily net assets (see Note B of Notes to Financial Statements of the Master Series).

    Effective March 1, 2007, Management has contractually undertaken to reimburse the Fund for its operating expenses plus its pro rata portion of its corresponding Master Series' operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions and extraordinary expenses) ("Operating Expenses") which exceed the expense limitation as detailed in the following table:

                                               Contractual
                                              Reimbursement
                 Contractual                 from Management
                   Expense                 for the Period Ended
                Limitation/(1)/ Expiration    March 31, 2007
                    0.45%        10/31/10          $--

/(1)/ Expense limitation per annum of the Fund's average daily net assets.

    The Fund has agreed to repay Management for its excess Operating Expenses previously reimbursed by Management, pursuant to a contractual expense limitation, so long as its annual Operating Expenses during that period do not exceed its expense limitation and the repayments are made within three years after the year in which Management issued the reimbursement.

    During the period ended March 31, 2007, there was no reimbursement to Management under this agreement. At March 31, 2007, there were no contingent liabilities to Management under the agreement.

    Management and Lehman Brothers Asset Management LLC ("LBAM"), sub-adviser to the Master Series, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

--------------------------------------------------------------------------------


    The Fund also has a distribution agreement with Management. Management receives no compensation under it and no commissions for sales or redemptions of shares of beneficial interest of the Fund.

    The Fund (for the period November 1, 2006 to February 28, 2007) and effective March 1, 2007, the Master Series has an expense offset arrangement in connection with its custodian contract. For the period ended March 31, 2007, the impact of this arrangement was a reduction of expenses of $2,264 for the Fund.

Note C--Investment Transactions:

    During the period ended March 31, 2007, contributions and withdrawals in the Fund's investment in its corresponding Master Series were as follows:


                   (000's omitted) Contributions Withdrawals

                                     $338,231      $73,566


Note D--Fund Share Transactions:

    Share activity at $1.00 per share for the period ended March 31, 2007 and the years ended October 31, 2006 and October 31, 2005 was as follows:

                          For the Period Ended                      For the Year Ended
                             March 31, 2007                          October 31, 2006
                ---------------------------------------  ----------------------------------------
                           Shares                                   Shares
                          Issued on                                Issued on
                        Reinvestment                             Reinvestment
                        of Dividends                             of Dividends
                Shares       and       Shares            Shares       and       Shares
(000's omitted)  Sold   Distributions Redeemed   Total    Sold   Distributions Redeemed    Total
Investor Class  334,335     1,131     (366,508) (31,042) 740,009     2,441     (855,804) (113,354)

                           For the Year Ended
                            October 31, 2005
                ---------------------------------------
                           Shares
                          Issued on
                        Reinvestment
                        of Dividends
                Shares       and       Shares
(000's omitted)  Sold   Distributions Redeemed   Total
Investor Class  726,079     1,388     (772,915) (45,448)

Note E--Recent Accounting Pronouncements:

    On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 clarifies the accounting for income taxes, by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 requires that a "more-likely-than-not" threshold be met before the benefit of a tax position may be recognized in the financial statements and prescribes how such benefit should be measured. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Securities and Exchange Commission will permit investment companies to delay implementation of FIN 48 until September 30, 2007. At this time, Management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

--------------------------------------------------------------------------------


    In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes the adoption of SFAS 157 will not have a material impact on the Fund's financial position or results of operations.

Note F--Change in Year End:

    The Board of Trustees adopted a change in the Fund's fiscal year end date to March 31. This change is effective beginning with the current fiscal period, which ran from November 1, 2006 to March 31, 2007. Prior to
    March 31, 2007, the Fund's fiscal year end was October 31.

--------------------------------------------------------------------------------

Financial Highlights

Government Money Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Master Series' Financial Statements and notes thereto.

Investor Class/+/

                                            Period from
                                         November 1, 2006^^
                                            to March 31,                Year Ended October 31,
                                                2007          2006     2005     2004     2003      2002
Net Asset Value, Beginning of Period          $1.0000       $1.0000  $1.0000  $1.0000   $1.0000   $1.0000
Income From Investment Operations:
Net Investment Income (Loss)                    .0200         .0429    .0230    .0060     .0078     .0149
Net Gains or Losses on Securities              (.0000)       (.0000)  (.0000)   .0000     .0000     .0000
Total From Investment Operations                .0200         .0429    .0230    .0060     .0078     .0149

Less Distributions From:
Net Investment Income                          (.0200)       (.0429)  (.0230)  (.0060)   (.0078)   (.0149)
Net Capital Gains                                  --            --       --   (.0000)   (.0000)   (.0000)
Total Distributions                            (.0200)       (.0429)  (.0230)  (.0060)   (.0078)   (.0149)
Net Asset Value, End of Period                $1.0000       $1.0000  $1.0000  $1.0000   $1.0000   $1.0000
Total Return/+//+/                              +2.01%**      +4.38%   +2.33%    +.61%     +.78%    +1.50%

Ratios/Supplemental Data
Net Assets, End of Period (in millions)        $264.9        $295.9   $409.3   $454.7  $1,078.3  $1,345.2
Ratio of Gross Expenses to Average Net
Assets/#/                                        0.47%*         .46%     .48%     .49%      .45%      .47%
Ratio of Net Expenses to Average Net
Assets/++/                                       0.47%*         .45%     .47%     .49%      .45%      .47%
Ratio of Net Investment Income (Loss) to
Average Net Assets                               4.78%*        4.26%    2.25%     .57%      .78%     1.45%

See Notes to Financial Highlights

--------------------------------------------------------------------------------

Notes to Financial Highlights Income Funds

/+/ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Master Series' income and expenses (except for the period from November 1, 2001 to February 28, 2007 when it was organized in a single-fund structure).

/+//+/ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses (see Note B of Notes to Financial Statements of the Fund).

/++/ After reimbursement and/or waiver of a portion of the investment management fee by Management (see Note B of Notes to Financial Statements of the Fund). Had Management not undertaken such actions, the annualized ratios of net expenses to average daily net assets would have been:


                                                      Year Ended October 31,
                                      Period from
                                   November 1, 2006
                                   to March 31, 2007 2006 2005 2004 2003 2002

   Government Money Investor Class              .48% .47% .49% .58% .57% .55%


*       Annualized.

**      Not annualized.

/#/ The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

^^      See Note F of the Fund's Financial Statements.

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Neuberger Berman Income Funds and Shareholders of Neuberger Berman Government Money Fund:

We have audited the accompanying statement of assets and liabilities of Neuberger Berman Government Money Fund (one of the series constituting Neuberger Berman Income Funds) (the "Fund"), as of March 31, 2007, and the related statements of operations for the period from November 1, 2006 to March 31, 2007 and for the year ended October 31, 2006, for the statements of changes in net assets for the period from November 1, 2006 to March 31, 2007 and for the year ended October 31, 2006 and 2005, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neuberger Berman Government Money Fund, a series of the Neuberger Berman Income Funds, at March 31, 2007, the results of its operations for the period from November 1, 2006 to March 31, 2007 and the year ended October 31, 2006, and changes in net assets for the period from November 1, 2006 to March 31, 2007 and for the year ended October 31, 2006 and 2005, the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                       /s/ Ernst & Young LLP

Boston, Massachusetts
May 16, 2007

--------------------------------------------------------------------------------

Schedule of Investments Government Master Series


PRINCIPAL AMOUNT                                                                    RATING(S)    VALUE++
(000's omitted)                                                                    Moody's S&P

U.S. Government Agency Securities (61.7%)
$71,046 Fannie Mae, Disc. Notes, 5.03% - 5.20%, due 4/4/07 - 11/30/07                AGY   AGY  $70,539
  2,705 Fannie Mae, Notes, 4.25% - 6.63%, due 9/15/07 - 10/30/07                     AGY   AGY    2,699
    100 Federal Farm Credit Bank, Bonds, 7.25%, due 6/12/07                          AGY   AGY      100
  2,506 Federal Farm Credit Bank, Disc. Notes, 5.05% - 5.11%, due 7/10/07 - 2/1/08   AGY   AGY    2,458
 86,400 Federal Farm Credit Bank, Floating Rate Bonds,
        5.17% - 5.22%, due 4/18/07 - 5/28/07                                         AGY   AGY   86,392(mu)
 21,055 Federal Home Loan Bank, Bonds, 3.00% - 7.63%, due 4/23/07 - 4/9/08           AGY   AGY   21,047
  2,185 Federal Home Loan Bank, Disc. Notes, 5.12% - 5.16%, due 5/14/07 - 7/25/07    AGY   AGY    2,159
 70,500 Federal Home Loan Bank, Floating Rate Notes,
        5.18% - 5.28%, due 4/4/07 - 6/22/07                                          AGY   AGY   70,480(mu)
    100 Federal Home Loan Bank, Notes, 3.38%, due 9/14/07                            AGY   AGY       99
138,850 Freddie Mac, Disc. Notes, 5.02% - 5.22%, due 4/9/07 - 12/28/07               AGY   AGY  137,026
 56,400 Freddie Mac, Floating Rate Notes, 5.17% - 5.23%, due 4/10/07 - 6/30/07       AGY   AGY   56,376(mu)
 25,300 Freddie Mac, Notes, 3.75% - 5.38%, due 4/5/07 - 3/27/08                      AGY   AGY   25,281
        Total U.S. Government Agency Securities                                                 474,656

Mortgage-Backed Securities (2.9%)
 22,800 Fannie Mae, Pass-Through Certificates, 5.19%, due 5/1/07                     AGY   AGY   22,705(mu)

Repurchase Agreements (35.2%)
 20,000 Bank of America Repurchase Agreement, 5.26%, due 4/10/07, dated 2/9/07,
        Maturity Value $20,175,333, Collateralized by $49,469,887, Freddie Mac,
        5.50%, due 1/1/33 (Collateral Value $20,400,000)                                         20,000
 25,000 Bank of America Repurchase Agreement, 5.26%, due 4/9/07, dated 1/9/07,
        Maturity Value $25,328,750, Collateralized by $26,465,144, Fannie Mae,
        5.00%, due 2/1/37 (Collateral Value $25,500,001)                                         25,000
101,000 Goldman Sachs Repurchase Agreement, 5.37%, due 4/2/07, dated 3/30/07,
        Maturity Value $101,045,197, Collateralized by $94,955,416, Fannie Mae,
        0.00% - 7.35%, due 6/25/23 - 3/25/36 and $21,804,000, Freddie Mac,
        5.00% & 7.00%, due 12/15/22 & 8/15/29 (Collateral Value $103,020,000)                   101,000
125,000 Merrill Lynch Repurchase Agreement, 5.39%, due 4/2/07, dated 3/30/07,
        Maturity Value $125,056,146, Collateralized by $193,063,247, Freddie Mac,
        4.00% - 7.50%, due 2/1/10 - 3/1/37 (Collateral Value $127,501,085)                      125,000
        Total Repurchase Agreements                                                             271,000

        Total Investments (99.8%)                                                               768,361
        Cash, receivables and other assets, less liabilities (0.2%)                               1,398
        Total Net Assets (100.0%)                                                              $769,759

See Notes to Schedule of Investments

--------------------------------------------------------------------------------

Notes to Schedule of Investments Institutional Liquidity Trust


++ Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

(mu)Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2007.

(S) Credit Ratings are unaudited.

See Notes to Financial Statements

--------------------------------------------------------------------------------

Statement of Assets and Liabilities

Institutional Liquidity Trust

(000's omitted)

                                                                               Government
                                                                            Master Series
                                                                           --------------
                                                                           March 31, 2007
Assets
Investments in securities, at value* (Note A)-see Schedule of Investments:
Unaffiliated issuers                                                             $497,361
Repurchase agreements                                                             271,000
                                                                           --------------
                                                                                  768,361
Cash                                                                                   --
Interest receivable                                                                 1,528
Prepaid expenses                                                                       12
                                                                           --------------
Total Assets                                                                      769,901
                                                                           --------------

Liabilities
Due to custodian                                                                       29
Payable to investment manager-net (Note B)                                             54
Accrued expenses and other payables                                                    59
                                                                           --------------
Total Liabilities                                                                     142
                                                                           --------------
Net Assets Applicable to Investors' Beneficial Interests                         $769,759
                                                                           --------------

Net Assets consist of:
Paid-in capital                                                                  $769,759
                                                                           --------------
*Cost of investments:
Unaffiliated issuers                                                             $768,361
                                                                           --------------

See Notes to Financial Statements

--------------------------------------------------------------------------------

Statement of Operations

Institutional Liquidity Trust

(000's omitted)

                                                                             GOVERNMENT
                                                                          MASTER SERIES
                                                                      -----------------
                                                                            Period from
                                                                      December 18, 2006
                                                                       (Commencement of
                                                                         Operations) to
                                                                         March 31, 2007
Investment Income

Income:
Interest income-unaffiliated issuers (Note A)                                    $7,958

Expenses:
Investment management fees (Note B)                                                 120
Audit fees                                                                           31
Custodian fees (Note B)                                                              25
Insurance expense                                                                     1
Legal fees                                                                            3
Rating agency fees                                                                    2
Shareholder reports                                                                   4
Trustees' fees and expenses                                                           7
Miscellaneous                                                                         6
                                                                      -----------------
Total expenses                                                                      199

Expenses reduced by custodian fee expense offset arrangement (Note B)                (1)
                                                                      -----------------
Total net expenses                                                                  198
                                                                      -----------------
Net investment income                                                            $7,760
                                                                      -----------------

See Notes to Financial Statements

--------------------------------------------------------------------------------

Statement of Changes in Net Assets

Institutional Liquidity Trust

(000's omitted)

                                                                               GOVERNMENT
                                                                              MASTER SERIES
                                                                            -----------------
                                                                                  Period from
                                                                            December 18, 2006
                                                                                (Commencement
                                                                            of Operations) to
                                                                               March 31, 2007
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                                           $7,760
Net increase (decrease) in net assets resulting from operations                         7,760

Transactions in Investors' Beneficial Interest:
Contribution from initial capitalization                                                  101
Contributions                                                                       1,008,073
Withdrawals                                                                          (246,175)
Net increase (decrease) from transactions in investors' beneficial interest           761,999
Net Increase (Decrease) in Net Assets                                                 769,759

Net Assets:
Beginning of period                                                                        --
End of period                                                                        $769,759

See Notes to Financial Statements

--------------------------------------------------------------------------------

Notes to Financial Statements Institutional Liquidity Trust


Note A--Summary of Significant Accounting Policies:

1 GENERAL: The Government Master Series (the "Master Series") is a separate operating series of Institutional Liquidity Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Master Series had no operations until December 18, 2006 other than the contribution of beneficial interest from the Institutional Class of Government Portfolio and Neuberger Berman Management Inc., the Master Series' investment manager ("Management") of $100,000 and $1,000, respectively, on December 4, 2006.

    Other investment companies sponsored by Management and Lehman Brothers Asset Management LLC ("LBAM"), the sub-adviser to the Master Series, whose financial statements are not presented herein, also invest in the Master Series.

    The assets of the Master Series belong only to that Master Series, and the liabilities of the Master Series are borne solely by that Master Series and no other series of the Trust.

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Master Series' Schedule of Investments.

3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

4 INCOME TAX INFORMATION: The Master Series intends to comply with the requirements of the Internal Revenue Code. The Master Series also intends to conduct its operations so that its investors will be able to continue to or qualify as a regulated investment company. The Master Series will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax.

5 EXPENSE ALLOCATION: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Master Series are charged to that Master Series. Expenses of the Trust that are not directly attributed to a Master Series are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to the Master Series or the Trust, are allocated among the Master Series and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

6 REPURCHASE AGREEMENTS: The Master Series may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. The Master Series requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Master Series to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. The Master Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Master Series under each such repurchase agreement.

--------------------------------------------------------------------------------


7 INDEMNIFICATIONS: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B--Management Fees and Other Transactions with Affiliates:

    The Master Series retains Management as its investment manager under a Management Agreement. For such investment management services, the Master Series pays Management a fee at the annual rate of 0.08% of its average daily net assets

    Management and LBAM, the sub-adviser to the Master Series, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. LBAM, as sub-adviser to the Master Series, receives a monthly fee paid by Management, based on an annual rate of each Master Series' average daily net assets. The Master Series does not pay a fee directly to LBAM for such services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

    The Master Series has an expense offset arrangement in connection with its custodian contract. For the period ended March 31, 2007, the impact of this arrangement was a reduction of expenses of $725 for the Master Series.

Note C--Securities Transactions:

    All securities transactions for the Master Series were short-term.

Note D--Recent Accounting Pronouncement:

    In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes the adoption of SFAS 157 will not have a material impact on the Master Series' financial position or results of operations.

--------------------------------------------------------------------------------

Financial Highlights

Government Master Series


                                                      Period from
                                                   December 18, 2006^
                                                      to March 31,
                                                          2007

           Ratios to Average Net Assets:
           Gross Expenses/#/                                .13%*
           Net Expenses                                     .13%*
           Net Investment Income (Loss)                    5.17%*
           Total Return/+/                                +1.49%**
           Net Assets, End of Period (in millions)       $769.8


See Notes to Financial Highlights

--------------------------------------------------------------------------------

Notes to Financial Highlights Institutional Liquidity Trust


/#/ The Master Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

/+/ Total return for the Master Series has been calculated based on the total return for the feeder funds that invest all of their net investable assets in the Master Series. Total return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the Notes to the Financial Statements of Institutional Liquidity Trust. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Total return would have been lower had Management not waived a portion of the investment management fee.

^   The date investment operations commenced.

*   Annualized.

**  Not annualized.

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Institutional Liquidity Trust and Owners of Beneficial Interest of Government Master Series:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Government Master Series (one of the series constituting Institutional Liquidity Trust) (the "Master Series"), as of
March 31, 2007, and the related statements of operations, changes in net assets and the financial highlights for the period from December 18, 2006 (commencement of operations) to March 31, 2007. These financial statements and financial highlights are the responsibility of the Master Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Master Series' internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Master Series, a series of the Institutional Liquidity Trust, at March 31, 2007, the results of its operations, changes in its net assets and the financial highlights for the period from December 18, 2006 (commencement of operations) to March 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
May 16, 2007

--------------------------------------------------------------------------------

Directory

Investment Manager, Administrator and Distributor
Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
888.556.9030

Sub-Adviser
Lehman Brothers Asset Management LLC
399 Park Avenue
New York, NY 10022

Custodian and Shareholder Servicing Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Kirkpatrick & Lockhart Priston Gates Ellis LLP
1601 K Street, NW
Washington, DC 20006

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

--------------------------------------------------------------------------------

Trustee and Officer Information

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by Management. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.

Information about the Board of Trustees

Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/  Number of         Other Directorships Held
                            Length of                                      Funds in          Outside Fund Complex by
                            Time Served/(2)/                               Fund Complex      Fund Trustee
                                                                           Overseen by
                                                                           Fund Trustee/(4)/

Independent Fund Trustees

John Cannon (77)            Trustee since    Consultant; formerly,         61                Independent Trustee or
                            1994             Chairman, CDC Investment                        Director of three series of
                                             Advisers (registered                            Oppenheimer Funds: Limited
                                             investment adviser), 1993 to                    Term New York Municipal
                                             January 1999; formerly,                         Fund, Rochester Fund
                                             President and Chief Executive                   Municipals, and
                                             Officer, AMA Investment                         Oppenheimer Convertible
                                             Advisors, an affiliate of the                   Securities Fund since 1992.
                                             American Medical
                                             Association.

Faith Colish (71)           Trustee since    Counsel, Carter Ledyard &     61                Formerly, Director (1997 to
                            2000             Milburn LLP (law firm) since                    2003) and Advisory Director
                                             October 2002; formerly,                         (2003 to 2006), ABA
                                             Attorney-at-Law and                             Retirement Funds (formerly,
                                             President, Faith Colish, A                      American Bar Retirement
                                             Professional Corporation,                       Association) (not-for-profit
                                             1980 to 2002.                                   membership corporation).

C. Anne Harvey (69)         Trustee since    President, C.A. Harvey        61                Formerly, President, Board of
                            2000             Associates since October                        Associates to The National
                                             2001; formerly, Director,                       Rehabilitation Hospital's
                                             AARP, 1978 to December                          Board of Directors, 2001 to
                                             2001.                                           2002; formerly, Member,
                                                                                             Individual Investors Advisory
                                                                                             Committee to the New York
                                                                                             Stock Exchange Board of
                                                                                             Directors, 1998 to June
                                                                                             2002.

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
Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/  Number of         Other Directorships Held
                            Length of                                      Funds in          Outside Fund Complex by
                            Time Served/(2)/                               Fund Complex      Fund Trustee
                                                                           Overseen by
                                                                           Fund Trustee/(4)/

Robert A. Kavesh (79)       Trustee since    Marcus Nadler Professor       61                Formerly, Director, The
                            1993             Emeritus of Finance and                         Caring Community (not-for-
                                             Economics, New York                             profit), 1997 to 2006;
                                             University Stern School of                      formerly, Director, DEL
                                             Business; formerly, Executive                   Laboratories, Inc. (cosmetics
                                             Secretary-Treasurer,                            and pharmaceuticals), 1978
                                             American Finance                                to 2004; formerly, Director,
                                             Association, 1961 to 1979.                      Apple Bank for Savings, 1979
                                                                                             to 1990; formerly, Director,
                                                                                             Western Pacific Industries,
                                                                                             Inc., 1972 to 1986 (public
                                                                                             company).

Michael M. Knetter (47)     Trustee since    Dean, School of Business,     61                Trustee, Northwestern
                            2007             University of Wisconsin -                       Mutual Series Fund, Inc. since
                                             Madison; formerly, Professor                    February 2007; Director,
                                             of International Economics                      Wausau Paper since 2005;
                                             and Associate Dean, Amos                        Director, Great Wolf Resorts
                                             Tuck School of Business -                       since 2004.
                                             Dartmouth College, 1998 to
                                             2002.

Howard A. Mileaf (70)       Trustee since    Retired; formerly, Vice       61                Director, Webfinancial
                            2000             President and General                           Corporation (holding
                                             Counsel, WHX Corporation                        company) since December
                                             (holding company), 1993 to                      2002; formerly, Director
                                             2001.                                           WHX Corporation (holding
                                                                                             company), January 2002 to
                                                                                             June 2005; formerly,
                                                                                             Director, State Theatre of
                                                                                             New Jersey (not-for-profit
                                                                                             theater), 2000 to 2005.

George W. Morriss (59)      Trustee since    Formerly, Executive Vice      61                Member, Board of Managers,
                            2007             President and Chief Financial                   Old Mutual Funds of Hedge
                                             Officer, People's Bank (a                       Funds (registered hedge
                                             financial services company),                    fund) since October 2006.
                                             1991 to 2001.

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
Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/    Number of         Other Directorships Held
                            Length of                                        Funds in          Outside Fund Complex by
                            Time Served/(2)/                                 Fund Complex      Fund Trustee
                                                                             Overseen by
                                                                             Fund Trustee/(4)/

Edward I. O'Brien (78)      Trustee since    Formerly, Member,               61                Director, Legg Mason, Inc.
                            2000             Investment Policy Committee,                      (financial services holding
                                             Edward Jones, 1993 to 2001;                       company) since 1993;
                                             President, Securities Industry                    formerly, Director, Boston
                                             Association ("SIA") (securities                   Financial Group (real estate
                                             industry's representative in                      and tax shelters), 1993 to
                                             government relations and                          1999.
                                             regulatory matters at the
                                             federal and state levels),
                                             1974 to 1992; Adviser to SIA,
                                             November 1992 to
                                             November 1993.

William E. Rulon (74)       Trustee since    Retired; formerly, Senior Vice  61                Formerly, Director, Pro-Kids
                            1993             President, Foodmaker, Inc.                        Golf and Learning Academy
                                             (operator and franchiser of                       (teach golf and computer
                                             restaurants) until January                        usage to "at risk" children),
                                             1997.                                             1998 to 2006; formerly,
                                                                                               Director, Prandium, Inc.
                                                                                               (restaurants), March 2001 to
                                                                                               July 2002.

Cornelius T. Ryan (75)      Trustee since    Founding General Partner,       61                None.
                            2000             Oxford Partners and Oxford
                                             Bioscience Partners (venture
                                             capital investing) and
                                             President, Oxford Venture
                                             Corporation since 1981.

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
Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/   Number of         Other Directorships Held
                            Length of                                       Funds in          Outside Fund Complex by
                            Time Served/(2)/                                Fund Complex      Fund Trustee
                                                                            Overseen by
                                                                            Fund Trustee/(4)/

Tom D. Seip (57)            Trustee since    General Partner, Seip          61                Director, H&R Block, Inc.
                            2000; Lead       Investments LP (a private                        (financial services company)
                            Independent      investment partnership);                         since May 2001; Chairman,
                            Trustee          formerly, President and CEO,                     Compensation Committee,
                            beginning        Westaff, Inc. (temporary                         H&R Block, Inc. since 2006;
                            2006             staffing), May 2001 to                           Director, America One
                                             January 2002; formerly,                          Foundation since 1998;
                                             Senior Executive at the                          formerly, Chairman,
                                             Charles Schwab Corporation,                      Governance and Nominating
                                             1983 to 1998, including                          Committee, H&R Block, Inc.,
                                             Chief Executive Officer,                         2004 to 2006; Director,
                                             Charles Schwab Investment                        Forward Management, Inc.
                                             Management, Inc. and                             (asset management
                                             Trustee, Schwab Family of                        company), 1999 to 2006;
                                             Funds and Schwab                                 formerly Director, E-Bay
                                             Investments, 1997 to 1998,                       Zoological Society, 1999 to
                                             and Executive Vice President-                    2003; formerly, Director,
                                             Retail Brokerage, Charles                        General Magic (voice
                                             Schwab & Co., Inc., 1994 to                      recognition software), 2001
                                             1997.                                            to 2002; formerly, Director,
                                                                                              E-Finance Corporation (credit
                                                                                              decisioning services), 1999 to
                                                                                              2003; formerly, Director,
                                                                                              Save-Daily.com (micro
                                                                                              investing services), 1999 to
                                                                                              2003.

Candace L. Straight (59)    Trustee since    Private investor and           61                Director, Montpelier Re
                            1993             consultant specializing in the                   (reinsurance company) since
                                             insurance industry; formerly,                    2006; Director, National
                                             Advisory Director, Securitas                     Atlantic Holdings
                                             Capital LLC (a global private                    Corporation (property and
                                             equity investment firm                           casualty insurance company)
                                             dedicated to making                              since 2004; Director, The
                                             investments in the insurance                     Proformance Insurance
                                             sector), 1998 to December                        Company (property and
                                             2003.                                            casualty insurance company)
                                                                                              since March 2004; formerly,
                                                                                              Director, Providence
                                                                                              Washington Insurance
                                                                                              Company (property and
                                                                                              casualty insurance company),
                                                                                              December 1998 to March
                                                                                              2006; formerly, Director,
                                                                                              Summit Global Partners
                                                                                              (insurance brokerage firm),
                                                                                              2000 to 2005.

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
Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/    Number of         Other Directorships Held
                            Length of                                        Funds in          Outside Fund Complex by
                            Time Served/(2)/                                 Fund Complex      Fund Trustee
                                                                             Overseen by
                                                                             Fund Trustee/(4)/

Peter P. Trapp (62)         Trustee since    Regional Manager for Mid-       61                None.
                            2000             Southern Region, Ford Motor
                                             Credit Company since
                                             September 1997; formerly,
                                             President, Ford Life Insurance
                                             Company, April 1995 to
                                             August 1997.

Fund Trustees who are "Interested Persons"

Jack L. Rivkin (66)*        President and    Executive Vice President and    61                Director, Dale Carnegie and
                            Trustee since    Chief Investment Officer,                         Associates, Inc. (private
                            2002             Neuberger Berman Inc.                             company) since 1998;
                                             (holding company) since                           Director, Solbright, Inc.
                                             2002 and 2003, respectively;                      (private company) since
                                             Managing Director and Chief                       1998.
                                             Investment Officer,
                                             Neuberger Berman, LLC since
                                             December 2005 and 2003,
                                             respectively; formerly,
                                             Executive Vice President,
                                             Neuberger Berman, LLC,
                                             December 2002 to 2005;
                                             Director and Chairman,
                                             Management since
                                             December 2002; formerly,
                                             Executive Vice President,
                                             Citigroup Investments, Inc.,
                                             September 1995 to February
                                             2002; formerly, Executive
                                             Vice President, Citigroup Inc.,
                                             September 1995 to February
                                             2002.

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
Name, Age, and Address/(1)/ Position and     Principal Occupation(s)/(3)/ Number of         Other Directorships Held
                            Length of                                     Funds in          Outside Fund Complex by
                            Time Served/(2)/                              Fund Complex      Fund Trustee
                                                                          Overseen by
                                                                          Fund Trustee/(4)/

Peter E. Sundman (48)*      Chairman of      Executive Vice President,    61                Director and Vice President,
                            the Board and    Neuberger Berman Inc.                          Neuberger & Berman
                            Trustee since    (holding company) since                        Agency, Inc. since 2000;
                            2000; Chief      1999; Head of Neuberger                        formerly, Director, Neuberger
                            Executive        Berman Inc.'s Mutual Funds                     Berman Inc. (holding
                            Officer since    Business (since 1999) and                      company), October 1999 to
                            1999;            Institutional Business (1999                   March 2003; Trustee, Frost
                            President from   to October 2005);                              Valley YMCA; Trustee,
                            1999 to 2000     responsible for Managed                        College of Wooster.
                                             Accounts Business and
                                             intermediary distribution
                                             since October 1999;
                                             President and Director,
                                             Management since 1999;
                                             Managing Director,
                                             Neuberger Berman, LLC since
                                             2005; formerly, Executive
                                             Vice President, Neuberger
                                             Berman, LLC, 1999 to
                                             December 2005; formerly,
                                             Principal, Neuberger Berman,
                                             LLC, 1997 to 1999; formerly,
                                             Senior Vice President,
                                             Management, 1996 to 1999.

/(1)/ The business address of each listed person is 605 Third Avenue, New
      York, New York 10158.

/(2)/ Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

/(3)/ Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

/(4)/ For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

* Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of Management and/or LBAM.

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Information about the Officers of the Trust

Name, Age, and Address/(1)/ Position and    Principal Occupation(s)/(3)/
                            Length of Time
                            Served/(2)/

Andrew B. Allard (45)       Anti-Money      Senior Vice President, Neuberger Berman, LLC since 2006; Deputy General
                            Laundering      Counsel, Neuberger Berman, LLC since 2004; formerly, Vice President,
                            Compliance      Neuberger Berman, LLC, 2000 to 2006; formerly, Associate General Counsel,
                            Officer since   Neuberger Berman, LLC, 1999 to 2004; Anti-Money Laundering Compliance
                            2002            Officer, sixteen registered investment companies for which Management acts as investment manager and administrator (seven since 2002, three since
                                            2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2006).

Michael J. Bradler (37)     Assistant       Vice President, Neuberger Berman, LLC since 2006; Employee, Management
                            Treasurer since since 1997; Assistant Treasurer, sixteen registered investment companies for
                            2005            which Management acts as investment manager and administrator (fifteen since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2006).

Claudia A. Brandon (50)     Secretary since Senior Vice President, Neuberger Berman, LLC since 2007; Vice President-
                            1985            Mutual Fund Board Relations, Management since 2000 and Assistant
                                            Secretary since 2004; formerly, Vice President, Neuberger Berman, LLC, 2002 to 2006 and Employee since 1999; Secretary, sixteen registered investment companies for which Management acts as investment manager and administrator (three since 1985, four since 2002, three since 2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser
                                            (since 2006).

Robert Conti (50)           Vice President  Managing Director, Neuberger Berman, LLC since 2007; formerly, Senior
                            since 2000      Vice President, Neuberger Berman, LLC, 2003 to 2006; formerly, Vice
                                            President, Neuberger Berman, LLC, 1999 to 2003; Senior Vice President,
                                            Management since 2000; Vice President, sixteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, four since 2002, three since 2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser
                                            (since 2006).

Brian J. Gaffney (53)       Vice President  Managing Director, Neuberger Berman, LLC since 1999; Senior Vice
                            since 2000      President, Management since 2000; Vice President, sixteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, four since 2002, three since 2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser
                                            (since 2006).

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
Name, Age, and Address/(1)/ Position and    Principal Occupation(s)/(3)/
                            Length of Time
                            Served/(2)/

Maxine L. Gerson (56)       Chief Legal     Senior Vice President, Neuberger Berman, LLC since 2002; Deputy General
                            Officer since   Counsel and Assistant Secretary, Neuberger Berman, LLC since 2001;
                            2005 (only for  Secretary and General Counsel, Management since 2004; Chief Legal Officer
                            purposes of     (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of
                            sections 307    2002), sixteen registered investment companies for which Management acts and 406 of the  as investment manager and administrator (fifteen since 2005 and one since
                            Sarbanes-Oxley  2006) and one registered investment company for which Management acts
                            Act of 2002)    as investment adviser (since 2006).

Sheila R. James (41)        Assistant       Assistant Vice President, Neuberger Berman, LLC since 2007 and Employee
                            Secretary since since 1999; Assistant Secretary, sixteen registered investment companies for
                            2002            which Management acts as investment manager and administrator (seven since 2002, three since 2003, four since 2004, one since 2005 and one since
                                            2006) and one registered investment company for which Management acts as investment adviser (since 2006).

Kevin Lyons (51)            Assistant       Employee, Neuberger Berman, LLC since 1999; Assistant Secretary, sixteen
                            Secretary since registered investment companies for which Management acts as investment
                            2003            manager and administrator (ten since 2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which
                                            Management acts as investment adviser (since 2006).

John M. McGovern (37)       Treasurer and   Senior Vice President, Neuberger Berman, LLC since 2007; formerly, Vice
                            Principal       President, Neuberger Berman, LLC, 2004 to 2006; Employee, Management
                            Financial and   since 1993; Treasurer and Principal Financial and Accounting Officer, sixteen
                            Accounting      registered investment companies for which Management acts as investment
                            Officer since   manager and administrator (fifteen since 2005 and one since 2006) and one
                            2005; prior     registered investment company for which Management acts as investment
                            thereto,        adviser (since 2006); formerly, Assistant Treasurer, fifteen registered
                            Assistant       investment companies for which Management acts as investment manager
                            Treasurer since and administrator, 2002 to 2005.
                            2002

Frank Rosato (36)           Assistant       Vice President, Neuberger Berman, LLC since 2006; Employee, Management
                            Treasurer since since 1995; Assistant Treasurer, sixteen registered investment companies for
                            2005            which Management acts as investment manager and administrator (fifteen since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2006).

Frederic B. Soule (61)      Vice            Senior Vice President, Neuberger Berman, LLC since 2003; formerly, Vice
                            President since President, Neuberger Berman, LLC, 1999 to 2003; Vice President, sixteen
                            2000            registered investment companies for which Management acts as investment manager and administrator (three since 2000, four since 2002, three since
                                            2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2006).

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
Name, Age, and Address/(1)/ Position and   Principal Occupation(s)/(3)/
                            Length of Time
                            Served/(2)/

Chamaine Williams (35)      Chief          Senior Vice President, Lehman Brothers Inc. since 2007; formerly, Vice
                            Compliance     President, Lehman Brothers Inc., 2003 to 2006; Chief Compliance Officer,
                            Officer since  sixteen registered investment companies for which Management acts as
                            2005           investment manager and administrator (fifteen since 2005 and one since
                                           2006) and one registered investment company for which Management acts as investment adviser (since 2005); Chief Compliance Officer, Lehman
                                           Brothers Asset Management Inc. since 2003; Chief Compliance Officer,
                                           Lehman Brothers Alternative Investment Management LLC since 2003;
                                           formerly, Vice President, UBS Global Asset Management (US) Inc. (formerly,
                                           Mitchell Hutchins Asset Management, a wholly-owned subsidiary of
                                           PaineWebber Inc.), 1997 to 2003.

/(1)/ The business address of each listed person is 605 Third Avenue, New York, New York 10158.

/(2)/ Pursuant to the By-Laws of the Trust, each officer elected by the Fund
      Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

/(3)/ Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

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Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge, by calling 888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for the Master Series with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 888-556-9030 (toll-free).

Board Consideration of the Management and Sub-Advisory Agreements

At a meeting held on September 27, 2006, the Board of Trustees of Institutional Liquidity Trust ("Board"), including the Trustees who are not "interested persons" of Neuberger Berman Management Inc. ("Management") (including its affiliates) or Institutional Liquidity Trust ("Independent Fund Trustees"), approved the Management and Sub-Advisory Agreements ("Agreements") between Management and Institutional Liquidity Trust, on behalf of Government Master Series. Neuberger Berman Government Money Fund invests all of its net investable assets in Government Master Series. The term "Fund" is used throughout this section to refer to Government Portfolio or Government Master Series, as appropriate.

In evaluating the Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by Management and Lehman Brothers Asset Management Inc. ("Lehman Brothers Asset Management") and met with senior representatives of Management and Lehman Brothers Asset Management regarding their personnel and operations. The Independent Fund Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of Management and Lehman Brothers Asset Management.

The Board considered the following factors, among others, in connection with its approval of the Agreements: (1) the nature, extent, and quality of the services to be provided by Management and Lehman Brothers Asset Management;
(2) the performance of a similar fund managed by Management; (3) the costs of the services to be provided; (4) the extent to which economies of scale might be realized as the Fund grows; and (5) whether fee levels reflect those potential economies of scale for the benefit of investors in the Fund. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The Board evaluated the terms of the Agreements, the overall fairness of the Agreements to the Fund and whether the Agreements were in the best interests of the Fund and its shareholders.

With respect to the nature, extent and quality of the services provided, the Board considered the performance of a similar fund managed by Management and the degree of risk likely to be undertaken by the Fund's portfolio managers. The Board considered the experience and staffing of portfolio management and the investment research personnel of Management and Lehman Brothers Asset Management that would be dedicated to performing services for the Fund. The Board noted that Management also would provide certain administrative services, including fund accounting and compliance oversight. In addition, the Board noted the positive compliance history of Management, as the firm has been free of significant compliance problems.

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With respect to performance, the Board considered the performance of a similar fund managed by Management relative to a peer group of investment companies pursuing broadly similar strategies as the Fund.

With respect to the overall fairness of the Agreements, the Board considered the fee structure of the Agreements as compared to a peer group of comparable funds and any fall-out benefits likely to accrue to Management or Lehman Brothers Asset Management or their affiliates.

The Board reviewed a comparison of the Fund's management fee and overall expense ratio to a peer group of comparable funds. In addition, the Board considered the contractual limits on Fund expenses undertaken by Management for the Fund.

The Board considered whether there were other funds that were advised or sub-advised by Management or its affiliates or separate accounts managed by Management or its affiliates with similar investment objectives, policies and strategies as the Fund. The Board noted that there were no comparable sub-advised funds or separate accounts.

The Board also evaluated any anticipated economies of scale in relation to the services Management provides to the Fund. The Board considered the relatively low level of the management fee and the contractual expense limit for each class of the Fund.

Conclusions

In approving the Agreements, the Board concluded that the terms of each Agreement are fair and reasonable and that approval of the Agreements is in the best interest of the Fund and its shareholders. In reaching this determination, the Board considered that Management and Lehman Brothers Asset Management could be expected to provide a high level of service to the Fund; that the Fund's fee structure appeared to the Board to be reasonable given the nature and quality of services expected to be provided; and that the expected benefits accruing to Management and its affiliates by virtue of their relationship to the Fund were reasonable in comparison with the expected costs of providing the investment advisory services and the expected benefits accruing to the Fund.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Lehman Brothers Asset Management LLC

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
800.877.9700
Web site: www.nb.com

STATISTICS AND PROJECTIONS IN THIS REPORT ARE DERIVED FROM SOURCES DEEMED TO BE RELIABLE BUT CANNOT BE REGARDED AS A REPRESENTATION OF FUTURE RESULTS OF THE FUND. THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT AN OFFER OF SHARES OF THE FUND. SHARES ARE SOLD ONLY THROUGH THE CURRENTLY EFFECTIVE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.

H0298 05/07

ITEM 2. CODE OF ETHICS

     The Board of Trustees ("Board") of Lehman Brothers Income Funds (formerly, Neuberger Berman Income Funds) ("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics"). For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to the Registrant's Form N-CSR, Investment Company Act file number 811-3802 (filed July 10, 2006). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board has determined that the Registrant has one audit committee financial expert serving on its audit committee. The Registrant's audit committee financial expert is Howard Mileaf. Mr. Mileaf is an independent director as defined by Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

     The financial information provided below is that of the registrant, Lehman Brothers Income Funds. The Board approved a change to Neuberger Berman Government Money Fund's (the "Fund") fiscal year end from October 31 to March 31 in 2007. Accordingly, the fees charged by Ernst & Young, LLP ("E&Y") and reported below are for the fiscal year ended October 31, 2005, the fiscal year ended October 31, 2006 and the fiscal period of November 1, 2006 to March 31, 2007.

     This N-CSR relates only to Neuberger Berman Government Money Fund; however, the fees disclosed for the fiscal years ended October 31, 2005 and October 31, 2006 are the aggregate fees charged by E&Y to the registrant for those periods. E&Y serves as independent registered public accounting firm to the Fund.

(a) Audit Fees
    ----------

The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements $215,600, $225,000 and $15,000 for the fiscal years ended 2005 and 2006 and the fiscal period ended 2007, respectively.

(b) Audit-related Fees
    ------------------

The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in AUDIT FEES were $0, $0 and $0 for the fiscal years ended 2005 and 2006 and the fiscal period ended 2007, respectively.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0, $0 and $0 for the fiscal years ended 2005 and 2006 and the fiscal period ended 2007, respectively.

(c) Tax Fees
    --------

The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $61,200, $71,000 and $3,000 for the fiscal years ended 2005 and 2006 and the fiscal period ended 2007, respectively. The nature of the services provided were tax compliance, tax advice, and tax planning. The Audit Committee approved 0% of these services provided by E&Y for the fiscal period ended 2007, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0, $0 and $7,000 for the fiscal years ended 2005 and 2006 and the fiscal period ended 2007, respectively. The Audit Committee approved 0% of these services provided by E&Y for the fiscal period ended 2007, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(d) All Other Fees
    --------------

The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES were $0, $0 and $0 for the fiscal years ended 2005 and 2006 and the fiscal period ended 2007, respectively.

The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES, that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0, $0 and $0 for the fiscal years ended 2005 and 2006 and the fiscal period ended 2007, respectively.

(e) Audit Committee's Pre-Approval Policies and Procedures
    ------------------------------------------------------

(1) The Audit Committee's pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.

(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Hours Attributed to Other Persons
    ---------------------------------

Not applicable.

(g) Non-Audit Fees
    --------------

Non-audit fees billed by E&Y for services rendered to the Registrant were $61,200, $71,000 and $3,000 for the fiscal years ended 2005 and 2006 and the fiscal period ended 2007, respectively.

Non-audit fees billed by E&Y for services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $160,650, $126,000 and $232,000 for the fiscal years ended 2005 and 2006 and the fiscal period ended 2007, respectively.

(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments for each series is disclosed in the Registrant's Annual Report, which is included as Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

ITEM 11. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) A copy of the Code of Ethics is incorporated by reference to the Registrant's Form N-CSR, Investment Company Act file number 811-3802 (filed July 10, 2006).

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are attached hereto.

The certifications provided pursuant to Rule 30a-2(a) of the Act and Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LEHMAN BROTHERS INCOME FUNDS


By:   /s/Peter E. Sundman
      ---------------------------------
      Peter E. Sundman
      Chief Executive Officer

Date: June 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:   /s/Peter E. Sundman
      ---------------------------------
      Peter E. Sundman
      Chief Executive Officer

Date: June 7, 2007



By:   /s/John M. McGovern
      ---------------------------------
      John M. McGovern
      Treasurer and Principal Financial
      and Accounting Officer

Date: June 7, 2007